Summary of Significant Accounting Policies (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)							12 Months Ended
	Jun. 02, 2025	Dec. 23, 2024	Jun. 21, 2024	Sep. 22, 2023	Mar. 22, 2023	Sep. 13, 2022	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares issued							3,140,000	3,140,000
Stock redemption price per share (in Dollars per share)		$ 11.83
Number of common stock redeemed	621,609	621,609	265,564	21,208		3,076,817
Stock redemption obligation liability (in Dollars)							$ 7,400,000
Common stock subject to possible redemption							893,712	1,159,276
Business combination incomplete, maximum dissolution expenses to be paid (in Dollars)							$ 100,000
Concentrations of credit risk consist of cash accounts (in Dollars)							$ 250,000
Common stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stock redemption price per share (in Dollars per share)				$ 10.77	$ 10.56	$ 10.35
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares issued							11,500,000
Stock redemption price per share (in Dollars per share)							$ 10.15
Common stock subject to possible redemption							893,712
Common stock subject to possible redemption								1,159,276
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stock redemption price per share (in Dollars per share)			$ 11.085
Number of common stock redeemed					509,712
Common stock redeemed as percentage of outstanding shares			6.20%